Appendix 7 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - Details of Due Dates of Payments to Suppliers [Member] - CLP ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Details of due dates of payments to suppliers [Line Items]
Current Payments to suppliers	$ 185,342,238	$ 158,763,714
Services [Member]
Details of due dates of payments to suppliers [Line Items]
Current Payments to suppliers	94,132,902	90,386,018
Other [Member]
Details of due dates of payments to suppliers [Line Items]
Current Payments to suppliers	91,209,336	68,377,696
Up to 30 days [Member]
Details of due dates of payments to suppliers [Line Items]
Current Payments to suppliers	185,342,238	158,763,714
Up to 30 days [Member] | Services [Member]
Details of due dates of payments to suppliers [Line Items]
Current Payments to suppliers	94,132,902	90,386,018
Up to 30 days [Member] | Other [Member]
Details of due dates of payments to suppliers [Line Items]
Current Payments to suppliers	$ 91,209,336	$ 68,377,696